Segment Information (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of segment results of operations

b.	The following presents segment results of operations for the six months ended June 30, 2018 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$12,729	$32,304	$(4,410)	$40,623

Segments operating profit	1,201	4,405	(281)	5,325

Segments tangible and intangible assets	8,751	35,144	1,557	45,452

Depreciation and amortization	86	1,259	-	1,345

Expenditures for assets	82	1,551	-	1,633

c.	The following presents segment results of operations for the six months ended June 30, 2017 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$12,535	$30,502	$(3,965)	$39,072

Segments operating profit	1,150	3,471	469	5,090

Segments tangible and intangible assets	8,943	37,403	2,104	48,450

Depreciation and amortization	67	1,384	-	1,451

Expenditures for assets	102	1,010	-	1,112

d.	The following presents segment results of operations for the three months ended June 30, 2018 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$6,159	$15,593	$(2,012)	$19,740

Segments operating profit	492	2,380	(114)	2,758

Segments tangible and intangible assets	8,751	35,144	1,557	45,452

Depreciation and amortization	43	584	-	627

Expenditures for assets	39	635	-	674

e.	The following presents segment results of operations for the three months ended June 30, 2017 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$6,383	$15,576	$(1,918)	$20,041

Segments operating profit	699	1,798	337	2,834

Segments tangible and intangible assets	8,943	37,403	2,104	48,450

Depreciation and amortization	34	567	-	601

Expenditures for assets	44	300	-	344

f.	The following presents segment results of operations for the year ended December 31, 2017:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$24,364	$62,208	$(8,417)	$78,155

Segments operating profit	2,742	7,569	(2)	10,309

Segments tangible and intangible assets	9,026	37,799	1,968	48,793

Depreciation, amortization and impairment expenses	144	2,780	-	2,924

Expenditures for assets	197	3,069	-	3,266